Income Taxes (EIT of 25 Percent Scenario) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥) ¥ / shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 CNY (¥) ¥ / shares	Dec. 31, 2011 CNY (¥) ¥ / shares
Income Taxes [Line Items]
Net income	¥ (10,126)	$ (1,557)	¥ (12,076)	$ (1,814)	¥ (11,645)	$ (1,718)	¥ (12,157)	$ (1,765)	¥ (46,003)	$ (7,071)	¥ (54,483)	¥ (69,065)
EIT of 25 Percent Scenario [Member]
Income Taxes [Line Items]
Net income													¥ 0	$ 0	¥ 0	¥ (2,499)
Earnings Per Share- Basic | (per share)													¥ 0	$ 0	¥ 0	¥ (0.19)
Earnings Per Share- Diluted | (per share)													¥ 0	$ 0	¥ 0	¥ (0.19)